Intangibles, Net (Details Narrative) (10Q) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 191,173	$ 72,738